Income Taxes (Tables)	12 Months Ended
Dec. 31, 2025
Income Taxes [Abstract]
Schedule of Deferred Taxes Assets and Liabilities	The utilization of tax losses in other jurisdictions expires within periods ranging from 10 to 20 years.
	December 31, 2025	December 31, 2024
Deferred income taxes assets	547,014	651,178
Deferred income taxes liabilities	(1,169,300)	(1,095,291)
	(622,286)	(444,113)

Schedule of Deferred Tax Income and Social Contribution	These amounts originate from companies that do not have a history of profitability or sufficient future profit projections to support their recognition.
	Balance at January 1, 2025	Statement of income	Exchange variation	Other Adjustments (1)	Balance at December 31, 2025
Tax Loss and Negative Social Contribution Base	679,274	148,090	47,942	(191,303)	684,003
Expected credit losses on trade accounts receivable	42,305	(5,458)	3,251	—	40,098
Provisions for contingencies	94,488	(21,943)	8,706	—	81,251
Fair Value Adjustment	(105,837)	(58,238)	(7,039)	—	(171,114)
Inventory valuation	(83,507)	22,931	7,555	—	(53,021)
Hedge Operations (2)	45,960	(9,037)	5,223	(441)	41,705
Tax Credits - Foreign Subsidiaries	8,797	(4,657)	(78)	—	4,062
Provision for Work Accident Insurance - Foreign Subsidiaries	8,964	3,841	—	—	12,805
Pension Plan - Foreign Subsidiaries	3,208	1,043	(27)	(1,773)	2,451
Trade accounts payable accrual	249,854	17,919	5,278	—	273,051
Interest Portion to be Deductible	279,571	40,627	2	—	320,200
Right of use assets	25,966	3,235	2,366	—	31,567
Other Temporary Differences	52,896	29,219	(24,901)	73	57,287
Goodwill amortization	(727,377)	(41,503)	(78,223)	—	(847,103)
Business Combinations	(465,917)	(19,926)	(4,627)	(912)	(491,382)
Realization of other reserves	(88,113)	2,588	(11,010)	—	(96,535)
Cut Off Adjustments (sales)	15,277	(417)	2,031	—	16,891
Accelerated depreciation and amortization	(479,922)	(48,580)	—	—	(528,502)
Deferred taxes, net	(444,113)	59,734	(43,551)	(194,356)	(622,286)
	Balance at January 1, 2024	Statement of income	Exchange variation	Other Adjustments (1)	Balance at December 31, 2024
Tax Loss and Negative Social Contribution Base	840,172	(23,641)	(136,885)	(372)	679,274
Expected credit losses on trade accounts receivable	38,086	8,701	(4,483)	1	42,305
Provisions for contingencies	125,393	(8,595)	(22,310)	—	94,488
Fair Value Adjustment	(70,257)	(30,997)	(4,583)	—	(105,837)
Inventory valuation	(148,818)	66,559	(1,248)	—	(83,507)
Hedge Operations (2)	(25,365)	69,993	1,597	(265)	45,960
Tax Credits - Foreign Subsidiaries	23,684	(14,851)	(36)	—	8,797
Provision for Work Accident Insurance - Foreign Subsidiaries	7,927	1,163	(126)	—	8,964
Pension Plan - Foreign Subsidiaries	11,956	(7,497)	(1,104)	(147)	3,208
Trade accounts payable accrual	230,959	22,747	(3,891)	39	249,854
Interest Portion to be Deductible	211,958	64,576	3,037	—	279,571
Right of use assets	25,417	4,104	(3,592)	37	25,966
Other Temporary Differences	68,889	(2,555)	(11,406)	(2,032)	52,896
Goodwill amortization	(851,839)	(41,842)	166,304	—	(727,377)
Business Combinations	(444,250)	(26,269)	4,602	—	(465,917)
Realization of other reserves	(115,640)	2,435	25,092	—	(88,113)
Cut Off Adjustments (sales)	618	15,678	(1,019)	—	15,277
Accelerated depreciation and amortization	(514,286)	31,273	3,091	—	(479,922)
Deferred taxes, net	(585,396)	130,982	13,040	(2,739)	(444,113)

	Balance at January 1, 2023	Statement of income	Exchange variation	Other Adjustments (1)	Balance at December 31, 2023
Tax Loss and Negative Social Contribution Base	649,164	161,447	29,561	—	840,172
Expected credit losses on trade accounts receivable	31,572	4,768	1,746	—	38,086
Provisions for contingencies	137,347	(19,555)	7,601	—	125,393
Fair Value Adjustment	(79,680)	15,130	(5,707)	—	(70,257)
Inventory valuation	(54,902)	(100,031)	6,115	—	(148,818)
Hedge Operations (2)	8,209	(32,848)	(138)	(588)	(25,365)
Tax Credits - Foreign Subsidiaries	13,196	10,438	21	29	23,684
Provision for Work Accident Insurance - Foreign Subsidiaries	6,139	1,806	(18)	—	7,927
Pension Plan - Foreign Subsidiaries	10,485	3,755	(59)	(2,225)	11,956
Trade accounts payable accrual	241,040	(13,775)	3,694	—	230,959
Interest Portion to be Deductible	76,563	135,106	289	—	211,958
Right of use assets	22,583	2,163	671	—	25,417
Other Active Temporary Differences	105,696	(31,586)	(10,629)	6,026	69,507
Goodwill amortization	(785,958)	(11,297)	(54,584)	—	(851,839)
Business Combinations	(441,428)	(185)	(2,637)	—	(444,250)
Realization of other reserves	(110,379)	3,246	(8,507)	—	(115,640)
Accelerated depreciation and amortization	(586,839)	74,790	(2,237)	—	(514,286)
Deferred taxes, net	(757,192)	203,372	(34,818)	3,242	(585,396)

(1)	For the year ended December 31, 2025, mainly refers to the transfer of tax loss carryforwards and negative Social Contribution on Net Profit bases from the indirect subsidiary Seara Alimentos and its indirect subsidiaries to JBS S.A. These tax losses were used to settle a tax assessment related to the taxation of profits earned abroad for the 2016 calendar year, which was upheld in a final decision by the Administrative Council of Tax Appeals through a casting vote. This enabled full settlement with reductions in fines and interest by using the accumulated tax loss carryforwards. The adjustment also includes deferred taxes related to the gain on the purchase of Agro Alfa and Via Rovigo, as well as cash flow hedge operations recognized in other comprehensive income by the subsidiary Seara Alimentos, and the pension plan in the United States of America.
(2)	The hedge and hedge accounting operations are demonstrated in footnote 27 - Risk management and financial instruments.

Schedule of Income Tax and Social Contribution Expense	Reconciliation of income tax and social contribution expense:
	2025	2024	2023
Profit (loss) before taxes	2,620,298	2,711,003	(259,728)
Brazilian statutory corporate tax rate	(34)%	(34)%	(34)%
Expected tax benefit (expense)	(890,901)	(921,741)	88,308

Adjustments to reconcile taxable income tax expense (benefit):
Share of profit of equity-accounted investees	5,745	1,001	3,243
Non-taxable tax benefits (3)	227,075	203,381	461,726
Difference of tax rates on taxable income from foreign subsidiaries	75,755	167,945	(16,299)
Transfer pricing adjustments	(34)	(952)	(12,265)
Profits taxed by-foreign jurisdictions (4)	152,352	(203,735)	(203,986)
Current year deferred taxes not recognized and deferred taxes recognized in prior years	(3,552)	(40,230)	(372,932)
Dividends paid abroad	(7,142)	—	—
Non-taxable interest - Foreign subsidiaries	21,299	671	140,284
Donations and social programs expenses (5)	—	(891)	(7,524)
Research and development benefit	4,960	4,141	—
SELIC interest on tax credits	34,957	26,029	6,521
Other permanent differences	(11,020)	20,988	40,917
Current and deferred income tax benefit (expense)	(390,506)	(743,393)	127,993

Current income tax	(450,240)	(870,474)	(69,460)
Deferred income tax	59,734	127,081	197,453
	(390,506)	(743,393)	127,993
Effective income tax rate	(14.90)%	(27.42)%	49.28%
(3)	The Group and its subsidiaries have subsidies granted by state governments, as a presumed credit, in accordance with the regulations of each state. The amounts appropriated from this tax incentive as revenue in the income statement are excluded in the calculation of taxes on profit, when the requirements set out in current legislation are met.
(4)	The income from foreign subsidiaries must be taxed at the Brazilian statutory tax rate of 34%, and the income tax paid abroad by these subsidiaries may be used to compensate income taxes to be paid in Brazil. The results obtained from foreign subsidiaries are subject to taxation by the countries where they are based, according to applicable rates and legislation (profits taxed by-foreign jurisdictions included in the reconciliation of income tax and social contribution expense). The Group analyzes the results of each subsidiary for the application of its income tax legislation, in order to respect the treaties signed by Brazil and avoid double taxation.
(5)	Refers to the donations, as described in Note 26 – Expenses by nature.